Post-Employee Benefit Obligations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of voluntarily plan migration participants	21.40%
Reduction in net actuarial liability in migration	$ 265,169
Reduction in net actuarial liability, Portion of obligation transferred in migration	176,759
Reduction in net actuarial liabliity, Liquidation produced and past service cost in migration	88,965
Reduction in net actuarial liability, Liquidation produced in migration	69,859
Reduction in net actuarial liability, Past service cost in migration	$ 19,106
Percentage of sensitizations post-employment benefits to variations	100.00%
Discount rate assumes a decrease	$ 319,395	$ 436,798
Discount rate assumes a increase	379,682	521,892
Contribution plans recorded in employee expenses	565,046	809,753	$ 840,493
Disbursements forseen amount	$ 111,573
Defined benefit plans, weighted average term	9 years 8 months 19 days
Employee Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Contribution plans recorded in employee expenses	$ 10,689	$ 13,419	$ 11,736
Chilean Holding Company
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.08%	0.06%
Brazilian Companies
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	96.02%	96.86%
Colombian Companies
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	3.35%	2.66%
Argentine Subsidiaries
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.38%	0.29%
Peruvian Companies
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.17%	0.13%